VIEs (Tables)	12 Months Ended
Dec. 31, 2021
VIES [Abstract]
Financial information of consolidated VIEs

	As of December 31,
	2020	2021

ASSETS:
Cash and cash equivalents	$47,028	$32,513
Restricted cash	1,211	0
Short-term investments	153	0
Accounts receivable, net	47,234	36,027
Prepaid and other current assets	15,385	18,836
Intra-Group receivables due from the Company’s subsidiaries	506,659	647,330
Assets held for sale (current)	113,011	0

Total current assets	730,681	734,706

Fixed assets, net	295	427
Other non-current assets	69,284	86,744

Total assets	$800,260	$821,877

LIABILITIES:
Accounts payable	$11,145	$12,325
Accrued liabilities	46,888	43,695
Receipts in advance and deferred revenue	43,076	45,844
Other current liabilities	37,148	24,026
Intra-Group payables due to the Company’s subsidiaries	350,599	462,487
Liabilities held for sale (current)	187,712	0

Total current liabilities	676,568	588,377

Long-term tax liabilities	14,134	14,465
Deferred tax liabilities	2,014	3,323
Other non-current liabilities	1,819	1,750

Total liabilities	$694,535	$607,915

	Year Ended December 31,
	2019	2020	2021

Revenues:
Third-party revenues	$482,283	$552,980	$664,823
Intra-Group revenues	29,674	30,207	21,488

Total revenues	511,957	583,187	686,311
Cost of revenues:
Third-party cost of revenues	101,044	93,333	81,725
Intra-Group cost of revenues	139,765	141,717	136,221

Total cost of revenues	240,809	235,050	217,946
Operating expenses:
Third-party operating expenses	69,131	50,983	72,126
Intra-Group operating expenses	184,799	254,796	366,762

Total operating expenses	253,930	305,779	438,888
Net income from continuing operations	19,607	41,756	35,805
Net loss from discontinued operations	(1,491)	(82,329)	(47,924)

	Year ended December 31,
	2019	2020	2021

Cash flows from operating activities:
Net cash provided by transactions with external parties	$334,903	$459,263	$541,172
Net cash used in transactions with intra-Group entities	(310,243)	(379,649)	(505,553)

Net cash provided by continuing operating activities	24,660	79,614	35,619
Net cash used in discontinued operating activities	(5,046)	(13,244)	(1,789)

Net cash provided by operating activities	19,614	66,370	33,830

Cash flows from investing activities:
Net cash used in transactions with external parties	(13,272)	(773)	(23,887)
Net cash used in transactions with intra-Group entities	(40,426)	(106,321)	(140,671)
Net cash used in continuing investing activities	(53,698)	(107,094)	(164,558)

Net cash provided by/(used in) discontinued investing activities	(18,040)	7,797	12,116

Net cash used in investing activities	(71,738)	(99,297)	(152,442)

Cash flows from financing activities:
Net cash provided by transactions with intra-Group entities	26,559	32,751	111,888

Net cash provided by continuing financing activities	26,559	32,751	111,888
Net cash provided by/(used in) discontinued financing activities	8,601	152	(9,131)

Net cash provided by financing activities	35,160	32,903	102,757